Major acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2011
Major acquisitions and disposals
Purchase price allocation for major acquisitions

Purchase price	5,795
Non-controlling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719